CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (7,221)	$ 2,375,076
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities		(3,486,000)
Gain on marketable securities (net), dividends and interest, held in Trust Account		(14,513)
Formation and operating cost paid through the issuance of ordinary shares to Sponsor	5,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,442)	128,719
Accounts payable and accrued expenses		305,677
Net cash used in operating activities	(6,663)	(691,041)
Cash Flows from Financing Activities:
Advances from related party	6,663
Offering costs paid		(25,000)
Net cash provided by financing activities	6,663	(25,000)
Net decrease in cash		(716,041)
Cash - beginning of period		1,906,348
Cash - end of period		$ 1,190,307
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued expenses	59,559
Deferred offering costs paid through promissory note - related party	113,163
Deferred offering costs paid through the issuance of ordinary shares to Sponsor	$ 20,000